UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07896
                                                    -----------

                        Gabelli Global Series Funds, Inc.
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ---------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                         -------------------

                   Date of fiscal year end: December 31, 2004
                                           --------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ----------                                      -------
              CONVERTIBLE CORPORATE BONDS -- 73.1%
              AEROSPACE -- 2.7%
$  500,000    GenCorp Inc., Sub. Deb. Cv.,
                5.750%, 04/15/07 .............  $   513,750
                                                -----------
              AGRICULTURE -- 1.4%
   200,000    Bunge Ltd. Financial Corp., Cv.,
                3.750%, 11/15/22 .............      270,500
                                                -----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.6%
40,000,000(b) Futaba Industrial Co. Ltd., Cv.,
                Zero Coupon, 09/30/09 ........      369,601
   125,000    Standard Motor Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 .............      123,750
20,000,000(b) Suzuki Motor Corp., Cv.,
                Zero Coupon, 03/31/10 ........      204,262
                                                -----------
                                                    697,613
                                                -----------
              BUSINESS SERVICES -- 1.9%
   350,000    Cendant Corp., Deb. Cv.,
                3.875%, 11/27/11 .............      353,937
                                                -----------
              COMMUNICATIONS EQUIPMENT -- 2.4%
   450,000    Agere Systems Inc., Sub. Deb. Cv.,
                6.500%, 12/15/09 .............      452,812
                                                -----------
              DIVERSIFIED INDUSTRIAL -- 5.5%
   250,000(c) Oesterreichische Industrieholding
                AG, Cv.,
                1.500%, 10/02/06 .............      369,125
   850,000    Roper Industries Inc., Cv.,
                1.481%, 01/15/34 .............      395,250
   177,905(c) Vivendi Universal SA, Cv.,
                1.000%, 03/01/06 .............      282,605
                                                -----------
                                                  1,046,980
                                                -----------
              EDUCATIONAL SERVICES -- 1.9%
   300,000    School Speciality Inc.,
                Sub. Deb. Cv.,
                3.750%, 08/01/23 .............      364,125
                                                -----------
              ELECTRONICS -- 3.0%
   250,000    Asia Optical Co., Cv.,
                Zero Coupon, 10/14/08 ........      269,276
   300,000    Hon Hai Precision Industry Co.
                Ltd., Cv.,
                Zero Coupon, 08/08/08 ........      310,915
                                                -----------
                                                    580,191
                                                -----------
              ENERGY AND UTILITIES -- 4.7%
   110,000    Devon Energy Corp., Deb. Cv.,
                4.950%, 08/15/08 .............      119,763
   100,000    Hanover Compressor Co., Cv.,
                4.750%, 03/15/08 .............       95,500
   250,000(c) Hypovereins Finance NV, Cv.,
                Zero Coupon, 04/04/05 ........      336,738
   325,000    Schlumberger Ltd., Deb. Cv.,
                1.500%, 06/01/23 .............      357,500
                                                -----------
                                                    909,501
                                                -----------
              ENTERTAINMENT -- 1.0%
   200,000    Liberty Media Corp., Deb. Cv.,
                3.250%, 03/15/31 (a) .........      182,250
                                                -----------
              EQUIPMENT AND SUPPLIES -- 5.2%
20,000,000(b) Horiba Ltd., Cv.,
                0.850%, 03/17/06 .............      247,698
   297,000(c) Neopost SA, Cv.,
                1.500%, 02/01/05 .............      423,648
35,000,000(b) Toyo Ink Manufacturing Co.
                Ltd., Cv.,
                1.000%, 03/31/06 .............      326,135
                                                -----------
                                                    997,481
                                                -----------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ----------                                      -------
              FINANCIAL SERVICES -- 8.1%
$  200,000(c) Bank Austria Creditanstalt, Cv.,
                1.250%, 01/15/07 .............  $   319,195
   250,000    Chinatrust Financial Holding Co.
                Ltd., Cv.,
                Zero Coupon, 07/08/07 ........      316,050
   200,000(d) Forester Ltd., Cv.,
                3.750%, 11/12/09 .............      433,512
35,000,000(b) Lopro Corp., Cv.,
                Zero Coupon, 11/06/06 ........      365,402
   200,000(c) Wuertt AG Versich-Beteil, Cv.,
                1.150%, 04/17/08 .............      120,184
                                                -----------
                                                  1,554,343
                                                -----------
              FOOD AND BEVERAGE -- 3.7%
   620,000(c) Parmalat Netherlands BV, Cv.,
                0.875%, 06/30/21+ (f) ........      227,163
   117,700(c) Pernod Ricard SA, Cv.,
                2.500%, 01/01/08 .............      195,124
25,000,000(b) Yokohama Reito Co. Ltd., Cv.,
                Zero Coupon, 03/30/07 ........      283,537
                                                -----------
                                                    705,824
                                                -----------
              HEALTH CARE -- 5.0%
40,000,000(b) Fujirebio Inc., Cv.,
                Zero Coupon, 12/29/06 ........      533,503
   400,000    Quest Diagnostics Inc.,
                Deb. Cv.,
                1.750%, 11/30/21 .............      432,000
                                                -----------
                                                    965,503
                                                -----------
              HOTELS AND GAMING -- 2.2%
   200,000(d) Hilton Group Finance
                Jersey Ltd., Cv.,
                3.375%, 10/02/10 .............      421,659
                                                -----------
              METALS AND MINING -- 4.4%
   150,000    Agnico-Eagle Mines Ltd.,
                Sub. Deb. Cv.,
                4.500%, 02/15/12 .............      175,852
25,000,000(b) Daido Metal Co. Ltd., Cv.,
                0.200%, 09/28/07 .............      280,134
   250,000    Freeport-McMoRan Copper &
                Gold Inc., Cv.,
                7.000%, 02/11/11 .............      395,313
                                                -----------
                                                    851,299
                                                -----------
              PAPER AND FOREST PRODUCTS -- 1.7%
30,000,000(b) Daio Paper Corp., Cv.,
                0.700%, 03/31/08 .............      324,321
                                                -----------
              REAL ESTATE -- 2.3%
20,000,000(b) Heiwa Real Estate, Cv.,
                Zero Coupon, 06/24/08 ........      185,819
26,000,000(b) Mitsui Fudosan Co. Ltd., Cv.,
                Zero Coupon, 07/30/10 ........      256,637
                                                -----------
                                                    442,456
                                                -----------
              RETAIL -- 5.0%
20,000,000(b) Belluna Co. Ltd., Cv.,
                0.200%, 03/30/07 .............      199,156
30,000,000(b) Kasumi Co. Ltd., Cv.,
                1.100%, 02/28/07 .............      350,726
   250,000(e) Swatch Group Finance, Cv.,
                2.625%, 10/15/10 .............      214,825
   150,000    The Gap Inc., Cv.,
                5.750%, 03/15/09 .............      183,750
                                                -----------
                                                    948,457
                                                -----------
              TELECOMMUNICATIONS -- 7.4%
   150,000(d) Cable & Wireless plc, Cv.,
                4.000%, 07/16/10 .............      263,498

THE GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

  PRINCIPAL                                        MARKET
   AMOUNT                                          VALUE*
  ----------                                      -------
              CONVERTIBLE CORPORATE BONDS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
$  250,000(c) Colt Telecom Group plc, Cv.,
                2.000%, 12/16/06 .............  $   364,839
   225,000    Harris Corp., Deb. Cv.,
                3.500%, 08/15/22 .............      304,031
   325,000(c) Telecom Italia SpA, Cv.,
                1.500%, 01/01/10 .............      494,839
                                                -----------
                                                  1,427,207
                                                -----------
              TOTAL CONVERTIBLE CORPORATE BONDS  14,010,209
                                                -----------
    SHARES
    ------
              PREFERRED STOCKS -- 21.1%
              AEROSPACE -- 2.7%
    40,000    BAE Systems plc,
                7.750% Cv. Pfd. ..............       95,002
     4,000    Northrop Grumman Corp.,
                7.250% Cv. Pfd. ..............      413,800
                                                -----------
                                                    508,802
                                                -----------
              AUTOMOTIVE -- 0.6%
     5,000    General Motors Corp.,
                5.250% Cv. Pfd., Ser. B ......      119,550
                                                -----------
              CABLE AND SATELLITE -- 1.8%
    17,000    CVC Equity Securities Trust I,
                6.500% Cv. Pfd. ..............      354,790
                                                -----------
              ENERGY AND UTILITIES -- 6.5%
     4,500    Arch Coal Inc.,
                5.000% Cv. Pfd. ..............      411,975
     7,000    Calpine Capital Trust II,
                5.500% Cv. Pfd. ..............      353,500
     2,000    Dominion Resources Inc.,
                9.500% Cv. Pfd. ..............      109,100
     6,500    FPL Group Inc.,
                8.000% Cv. Pfd., Ser. B ......      363,805
                                                -----------
                                                  1,238,380
                                                -----------
              ENVIRONMENTAL SERVICES -- 1.3%
     5,000    Allied Waste Industries Inc.,
                6.250% Cv. Pfd. ..............      255,000
                                                -----------
              FINANCIAL SERVICES -- 1.6%
     1,000    Doral Financial Corp.,
                4.750% Cv. Pfd. (a) ..........      299,750
                                                -----------
              HEALTH CARE -- 1.2%
     5,000    Omnicare Inc.,
                4.000% Cv. Pfd. ..............      237,500
                                                -----------
              PAPER AND FOREST PRODUCTS -- 0.6%
     2,000    Amcor Ltd.,
                7.250% Cv. Pfd. ..............      109,000
                                                -----------
              TELECOMMUNICATIONS -- 2.2%
    10,000    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ......      420,000
                                                -----------
              TRANSPORTATION -- 2.6%
    10,000    Teekay Shipping Corp.,
                7.250% Cv. Pfd. ..............      500,000
                                                -----------
              TOTAL PREFERRED STOCKS .........    4,042,772
                                                -----------

                                                   MARKET
   SHARES                                          VALUE*
  ----------                                      -------
              COMMON STOCKS -- 3.7%
              EQUIPMENT AND SUPPLIES -- 1.3%
     9,886    Sato Corp. .....................  $   243,977
                                                -----------
              METALS AND MINING -- 1.0%
    11,500    Meridian Gold Inc.+ ............      192,280
                                                -----------
              TELECOMMUNICATIONS -- 1.4%
    20,971    Citizens Communications Co. ....      280,802
                                                -----------
              TOTAL COMMON STOCKS ............      717,059
                                                -----------
   PRINCIPAL
    AMOUNT
   -------
              CORPORATE BONDS -- 1.2%
              DIVERSIFIED INDUSTRIAL -- 1.2%
  $197,518(c) Elektrim Finance BV,
                2.000%, 12/15/05 .............      237,959
                                                -----------
              TOTAL INVESTMENTS -- 99.1%
                (Cost $17,824,071) ...........   19,007,999

              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.9% ....      170,997
                                                -----------
              NET ASSETS -- 100.0% ...........  $19,178,996
                                                ===========

----------------
              For Federal tax purposes:
              Aggregate cost .................  $17,824,071
                                                ===========
              Gross unrealized appreciation ..  $ 1,912,394
              Gross unrealized depreciation ..     (728,466)
                                                -----------
              Net unrealized appreciation
                (depreciation) ...............  $ 1,183,928
                                                ===========

----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of Rule 144A securities amounted to $482,000 or 2.51% of net assets. These Securities have been deemed by the Board of Directors to be liquid securities.
 (b)  Principal amount denoted in Japanese Yen.
 (c)  Principal amount denoted in Euros.
 (d)  Principal amount denoted in British Pounds.
 (e)  Principal amount denoted in Swiss Francs.
 (f)  Security in default.
 +    Non-income producing security.
 * Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------   --------
North America ........................   44.9%  $ 8,531,935
Europe ...............................   25.3%    4,799,916
Japan ................................   21.9%    4,170,907
Asia/Pacific .........................    5.3%    1,005,241
Latin America ........................    2.6%      500,000
                                        ------  -----------
                                        100.0%  $19,007,999
                                        ======  ===========

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS -- 98.8%
              AEROSPACE -- 0.7%
     1,144    General Dynamics Corp. ......... $    116,803
     3,358    Northrop Grumman Corp. .........      179,082
    35,000    Titan Corp.+ ...................      488,950
                                               ------------
                                                    784,835
                                               ------------
              BROADCASTING -- 4.8%
         8    Antena 3 Television SA+ ........          476
   121,000    British Sky Broadcasting
                Group plc ....................    1,049,351
    13,000    Lagardere SCA ..................      806,334
    35,000    Mediaset SpA ...................      397,317
     8,000    Nippon Broadcasting System Inc.       370,186
     5,000    Nippon Television Network Corp.       755,795
    30,305    NRJ Group ......................      602,223
    46,500    Tokyo Broadcasting System Inc. .      725,251
    49,000    Young Broadcasting Inc., Cl. A+       532,630
                                               ------------
                                                  5,239,563
                                               ------------
              BUILDING AND CONSTRUCTION -- 3.2%
    40,000    CRH plc                               956,343
    15,000    Fomento de Construcciones y
                Contratas SA .................      556,853
    20,000    Koninklijke BAM Groep NV .......      742,719
    50,000    Sekisui House Ltd. .............      477,249
     1,500    Technip SA .....................      242,191
    15,000    Wienerberger AG ................      562,628
                                               ------------
                                                  3,537,983
                                               ------------
              BUSINESS SERVICES -- 2.5%
    27,142    Cendant Corp. ..................      586,267
    20,000    Daiseki Co. Ltd. ...............      324,457
   205,128    RBC Information Systems+ .......      423,589
    26,000    Secom Co. Ltd. .................      903,507
    35,000    Sohgo Security Services Co. Ltd.      458,241
                                               ------------
                                                  2,696,061
                                               ------------
              CABLE AND SATELLITE -- 1.8%
     5,000    Cablevision Systems Corp., Cl. A+     101,400
    32,500    Comcast Corp., Cl. A+ ..........      917,800
    27,054    Liberty Media International
                Inc., Cl. A+ .................      902,576
                                               ------------
                                                  1,921,776
                                               ------------
              CHEMICALS AND ALLIED PRODUCTS -- 1.2%
    30,000    Aica Kogyo Co. Ltd. ............      375,629
    11,000    Dow Chemical Co. ...............      496,980
    13,000    Shin-Etsu Chemical Co. Ltd. ....      467,087
                                               ------------
                                                  1,339,696
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 0.0%
     2,000    Motorola Inc. ..................       36,080
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMPUTER HARDWARE -- 0.3%
    15,638    Hewlett-Packard Co. ............ $    293,212
     5,000    Maxtor Corp.+ ..................       26,000
                                               ------------
                                                    319,212
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.2%
    25,000    Ascential Software Corp.+ ......      336,750
    28,000    Microsoft Corp. ................      774,200
    45,000    RealNetworks Inc.+ .............      209,700
     4,000    Trident Microsystems Inc.+ .....       40,280
                                               ------------
                                                  1,360,930
                                               ------------
              CONSUMER PRODUCTS -- 2.7%
     9,924    Altadis SA .....................      337,723
     2,500    Christian Dior SA ..............      148,885
     5,314    Compagnie Financiere Richemont
                AG, Cl. A ....................      147,032
    17,247    Gallaher Group plc .............      200,677
    32,000    Luxottica Group SpA ............      573,111
    20,000    Marzotto SpA ...................      227,038
     4,000    Nintendo Co. Ltd. ..............      489,226
     6,000    Swatch Group AG, Cl. B .........      809,642
                                               ------------
                                                  2,933,334
                                               ------------
              CONSUMER SERVICES -- 1.7%
    85,000    IAC/InterActiveCorp+ ...........    1,871,700
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 2.4%
    52,180    Bouygues SA ....................    1,957,195
     8,000    General Electric Co. ...........      268,640
    11,236    Honeywell International Inc. ...      402,923
                                               ------------
                                                  2,628,758
                                               ------------
              EDUCATIONAL SERVICES -- 0.7%
     3,000    Corinthian Colleges Inc.+ ......       40,440
     2,000    Devry Inc.+ ....................       41,420
     4,000    Education Management Corp.+ ....      106,560
    15,000    ITT Educational Services Inc.+ .      540,750
                                               ------------
                                                    729,170
                                               ------------
              ELECTRONICS -- 3.6%
    10,000    Applied Materials Inc.+ ........      164,900
     7,500    Rohm Co. Ltd. ..................      753,981
     3,570    Samsung Electronics Co. Ltd. ...    1,419,939
    18,000    Sony Corp., ADR ................      619,020
    30,000    STMicroelectronics NV ..........      517,171
    21,000    Texas Instruments Inc. .........      446,880
                                               ------------
                                                  3,921,891
                                               ------------
              ENERGY AND UTILITIES -- 4.2%
    62,000    AES Corp.+ .....................      619,380
     8,000    CMS Energy Corp.+ ..............       76,160
     2,133    ConocoPhillips .................      176,719
     8,086    Devon Energy Corp. .............      574,187
    78,630    El Paso Corp. ..................      722,610

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
   100,000    Enel SpA ....................... $    817,239
     8,998    Eni SpA ........................      201,607
     5,000    Equitable Resources Inc. .......      271,550
     3,000    FirstEnergy Corp. ..............      123,240
     8,000    Halliburton Co. ................      269,520
     7,288    Pioneer Natural Resources Co. ..      251,290
     2,063    Total SA .......................      420,210
                                               ------------
                                                  4,523,712
                                               ------------
              ENTERTAINMENT -- 9.6%
   150,000    ITV plc ........................      292,470
    62,473    Jetix Europe NV+ ...............    1,049,041
   363,910    Liberty Media Corp., Cl. A+ ....    3,173,295
   100,000    Publishing & Broadcasting Ltd. .      992,358
   150,000    Rank Group plc .................      758,658
    19,000    Shaw Brothers (Hong Kong) Ltd. .       18,517
     5,000    The Walt Disney Co. ............      112,750
    75,239    Time Warner Inc.+ ..............    1,214,358
    22,947    Viacom Inc., Cl. A .............      780,198
    70,180    Vivendi Universal SA+ ..........    1,798,191
    11,000    Vivendi Universal SA, ADR+ .....      283,030
                                               ------------
                                                 10,472,866
                                               ------------
              ENVIRONMENTAL SERVICES -- 1.3%
    25,000    Allied Waste Industries Inc.+ ..      221,250
    20,000    Republic Services Inc. .........      595,200
    20,000    Waste Management Inc. ..........      546,800
                                               ------------
                                                  1,363,250
                                               ------------
              EQUIPMENT AND SUPPLIES -- 2.3%
   100,000    Interpump Group SpA ............      520,400
     1,600    Keyence Corp. ..................      336,506
    10,000    Neopost SA .....................      642,116
     2,000    Tennant Co. ....................       81,060
     8,000    Vallourec SA ...................      933,988
                                               ------------
                                                  2,514,070
                                               ------------
              FINANCIAL SERVICES -- 4.5%
     1,500    Allianz AG .....................      151,071
    30,000    Anglo Irish Bank Corp. plc .....      549,587
    15,000    Aviva plc ......................      148,610
     5,000    Bank of America Corp. ..........      216,650
    29,039    Bank of Ireland ................      391,322
     9,000    Citigroup Inc. .................      397,080
     7,998    Countrywide Financial Corp. ....      315,041
     2,000    Everest Re Group Ltd. ..........      148,660
     2,000    Hartford Financial Services
                Group Inc. ...................      123,860
    11,914    Irish Life & Permanent plc .....      192,364
     9,788    JPMorgan Chase & Co. ...........      388,877
    20,000    Lloyds TSB Group plc ...........      156,165
     4,895    Merrill Lynch & Co. Inc. .......      243,380
    12,000    Mitsubishi Securities Co. Ltd. .      115,629

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
    35,000    Nikko Cordial Corp. ............ $    141,950
    55,316    RAS SpA ........................    1,062,831
     2,000    UBS AG .........................      140,787
                                               ------------
                                                  4,883,864
                                               ------------
              FOOD AND BEVERAGE -- 4.7%
    50,000    Ajinomoto Co. Inc. .............      571,610
    20,000    Allied Domecq plc ..............      169,737
    25,000    Autogrill SpA+ .................      354,903
     8,996    Coca-Cola Hellenic Bottling
                Co. SA .......................      193,741
     2,500    Constellation Brands Inc., Cl. A+      95,150
    15,000    Davide Campari-Milano SpA ......      754,518
     7,000    Del Monte Foods Co.+ ...........       73,430
    77,000    Diageo plc .....................      961,420
     6,000    Diageo plc, ADR ................      302,580
    26,000    General Mills Inc. .............    1,167,400
     3,947    Hain Celestial Group Inc.+ .....       69,783
     1,957    Heinz (H.J.) Co. ...............       70,491
     2,500    Pernod-Ricard ..................      331,925
                                               ------------
                                                  5,116,688
                                               ------------
              HEALTH CARE -- 12.2%
     4,000    AstraZeneca plc ................      163,946
     6,000    Baxter International Inc. ......      192,960
   101,000    GlaxoSmithKline plc ............    2,176,739
    20,000    Hisamitsu Pharmaceutical Co. Inc.     358,390
    26,000    McKesson Corp. .................      666,900
    60,000    Medco Health Solutions Inc.+ ...    1,854,000
    20,000    Medtronic Inc. .................    1,038,000
    23,000    Merck & Co. Inc. ...............      759,000
    25,000    Nanogen Inc.+ ..................       95,750
    14,000    Novartis AG ....................      652,519
     7,776    Pfizer Inc. ....................      237,946
     6,200    Roche Holding AG ...............      640,506
    19,604    Sanofi-Aventis .................    1,421,938
     1,250    Serono SA ......................      771,803
   395,000    Sorin SpA+ .....................    1,118,549
       600    Straumann Holding AG ...........      127,332
     3,000    Synthes Inc. ...................      326,740
    10,000    Takeda Pharmaceutical Co. Ltd. .      453,659
     6,725    Wyeth ..........................      251,515
                                               ------------
                                                 13,308,192
                                               ------------
              HOTELS AND GAMING -- 0.4%
     8,550    Greek Organization of Football
                Prognostics SA ...............      165,446
    62,011    Hilton Group plc ...............      310,549
                                               ------------
                                                    475,995
                                               ------------
              METALS AND MINING -- 13.2%
    25,000    Agnico-Eagle Mines Ltd., New York     357,000
    26,918    Agnico-Eagle Mines Ltd., Toronto      381,793
     6,000    Alcoa Inc. .....................      201,540
     7,000    Anglo American Platinum
                Corp. Ltd. ...................      294,054

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS (CONTINUED)
              METALS AND MINING (CONTINUED)
    17,242    AngloGold Ashanti Ltd., ADR .... $    670,714
    31,000    Barrick Gold Corp., New York ...      652,240
    26,368    Compania de Minas Buenaventura
                SA, ADR ......................      626,240
    25,404    Freeport-McMoRan Copper & Gold Inc.,
                Cl. B ........................    1,028,862
     5,000    Glamis Gold Ltd., New York+ ....       93,650
    36,484    Glamis Gold Ltd., Toronto+ .....      674,589
    61,026    Gold Fields Ltd., ADR ..........      833,005
    15,000    Harmony Gold Mining Co. Ltd. ...      204,093
    58,733    Harmony Gold Mining Co. Ltd., ADR     799,943
   143,624    IAMGOLD Corp. ..................    1,148,493
     5,000    Impala Platinum Holdings Ltd. ..      400,772
   130,000    Kingsgate Consolidated Ltd. ....      282,496
    39,474    Meridian Gold Inc.+ ............      660,005
    23,473    Newmont Mining Corp. ...........    1,068,726
   937,500    Oxiana Ltd.+ ...................      556,843
    13,807    Peabody Energy Corp. ...........      821,516
    29,980    Placer Dome Inc., Australia ....      579,817
    30,026    Placer Dome Inc., New York .....      596,917
    73,384    Randgold Resources Ltd., ADR+ ..      724,300
    10,000    Umicore ........................      729,678
                                               ------------
                                                 14,387,286
                                               ------------
              PUBLISHING -- 3.1%
    20,000    Belo Corp., Cl. A ..............      450,800
    15,000    Journal Communications Inc.,
                Cl. A ........................      263,100
    12,000    Pearson plc ....................      128,334
    41,500    Tribune Co. ....................    1,707,725
    50,000    Wolters Kluwer NV ..............      841,458
                                               ------------
                                                  3,391,417
                                               ------------
              RETAIL -- 2.0%
    25,000    Aldeasa SA .....................      768,491
    14,070    Ito-Yokado Co. Ltd. ............      482,553
    38,000    Matsumotokiyoshi Co. Ltd. ......      960,214
                                               ------------
                                                  2,211,258
                                               ------------
              TELECOMMUNICATIONS -- 8.5%
    10,000    AT&T Corp. .....................      143,200
    10,000    BCE Inc. .......................      216,500
    72,000    Cesky Telecom AS ...............      954,863
   170,000    Cincinnati Bell Inc.+ ..........      593,300
     6,000    Citizens Communications Co. ....       80,340
    15,000    e.Biscom+ ......................      745,016
    49,000    France Telecom SA ..............    1,220,816
       265    KDDI Corp. .....................    1,286,349
    26,000    Portugal Telecom SGPS SA .......      286,431
    50,000    Qwest Communications
                International Inc.+ ..........      166,500
    30,000    Rogers Communications Inc., Cl. B     606,300
    23,000    Sprint Corp. ...................      462,990
    33,000    TDC A/S ........................    1,167,635

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------

   110,483    Telecom Italia SpA, RNC ........ $    253,172
    27,000    Telefonica SA ..................      404,086
    15,000    TELUS Corp. ....................      310,537
    65,000    Tiscali SpA+ ...................      232,503
     3,000    Verizon Communications Inc. ....      118,140
                                               ------------
                                                  9,248,678
                                               ------------
              TRANSPORTATION -- 0.7%
       200    West Japan Railway Co. .........      780,293
                                               ------------
              WIRELESS COMMUNICATIONS -- 5.3%
    40,000    AT&T Wireless Services Inc.+ ...      591,200
    35,000    Centennial Communications Corp.+      205,800
   475,000    mm02 plc+ ......................      844,500
       540    NTT DoCoMo Inc. ................      916,209
     7,000    Rogers Wireless Communications
                Inc.+ ........................      218,814
    17,769    Telefonica Moviles SA ..........      184,940
   165,000    Telenor ASA ....................    1,256,221
       979    Telephone & Data Systems Inc. ..       82,402
    29,492    Turkcell Iletisim Hizmetleri
                AS, ADR ......................      330,605
   465,000    Vodafone Group plc .............    1,112,812
                                               ------------
                                                  5,743,503
                                               ------------
              TOTAL COMMON STOCKS ............  107,742,061
                                               ------------
              PREFERRED STOCKS -- 0.4%
              METALS AND MINING -- 0.0%
     1,289    Anglo American Platinum Corp.,
                6.380% Cv. Pfd. ..............       25,541
                                               ------------
              TELECOMMUNICATIONS -- 0.4%
     2,936    Cincinnati Bell Inc.,
                6.750% Cv. Pfd., Ser. B ......      123,312
130,000,000   Telesp Celular Participacoes
                SA, Pfd.+ ....................      317,838
                                               ------------
                                                    441,150
                                               ------------
              TOTAL PREFERRED STOCKS .........      466,691
                                               ------------
              WARRANTS -- 0.0%
              BUSINESS SERVICES -- 0.0%
    34,000    MindArrow Systems Inc., Ser. C
                Warrants expire 11/11/11+ (a)             0
     9,444    MindArrow Systems Inc.,
                Warrants expire 08/03/05+ (a)             0
                                               ------------
                                                          0
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    15,375    Diversinet Corp. Warrants+ (a) .            0
                                               ------------
              TOTAL WARRANTS .................            0
                                               ------------
              TOTAL INVESTMENTS -- 99.2%
                (Cost $98,325,126) ...........  108,208,752

              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.8% ....      844,005
                                               ------------
              NET ASSETS -- 100.0% ........... $109,052,757
                                               ============

THE GABELLI GLOBAL GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
                                                   VALUE*
                                                   ------
 ----------------
              For Federal tax purposes:
              Aggregate cost ................. $ 98,325,126
                                               ============
              Gross unrealized appreciation .. $ 14,475,632
              Gross unrealized depreciation ..   (4,592,006)
                                                -----------
              Net unrealized appreciation
                (depreciation) ............... $  9,883,626
                                               ============
----------------
(a) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2004, the market value of fair valued securities amounted to $0 or 0.0% of total net assets.
+     Non-income producing security.
ADR - American Depository Receipt.
RNC - Non-Convertible Savings Shares.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.


                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------   --------
Europe ...............................   41.5%  $ 44,898,938
North America ........................   39.4%    42,595,810
Japan ................................   12.1%    13,122,990
Asia/Pacific .........................    3.0%     3,270,154
South Africa .........................    3.0%     3,228,122
Latin America ........................    1.0%     1,092,738
                                        ------  ------------
                                        100.0%  $108,208,752
                                        ======  ============

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS -- 94.0%
              AEROSPACE -- 3.0%
     4,000    L-3 Communications Holdings Inc.  $   268,000
     5,500    Lockheed Martin Corp. ...........     306,790
                                                -----------
                                                    574,790
                                                -----------
              AVIATION: PARTS AND SERVICES -- 1.2%
     3,700    Precision Castparts Corp. .......     222,185
                                                -----------
              BROADCASTING -- 4.4%
    20,000    Mediaset SpA ....................     227,038
     5,000    RTL Group .......................     298,640
    20,000    Tokyo Broadcasting System Inc. ..     311,936
                                                -----------
                                                    837,614
                                                -----------
              BUILDING AND CONSTRUCTION -- 4.4%
    22,000    Aica Kogyo Co. Ltd. .............     275,461
    24,125    CRH plc .........................     576,795
                                                -----------
                                                    852,256
                                                -----------
              BUSINESS SERVICES -- 1.2%
    17,000    Sohgo Security Services Co. Ltd.      222,574
                                                -----------
              CABLE AND SATELLITE -- 1.6%
    10,000    Cablevision Systems Corp., Cl. A+     202,800
     3,172    Liberty Media International
                Inc., Cl. A+ ..................     105,824
                                                -----------
                                                    308,624
                                                -----------
              CONSUMER PRODUCTS -- 8.8%
     7,000    Altadis SA ......................     238,216
     8,000    Christian Dior SA ...............     476,433
    15,000    Compagnie Financiere Richemont
                AG, Cl. A .....................     415,032
    22,000    Marzotto SpA ....................     318,599
     2,000    Nintendo Co. Ltd. ...............     244,613
                                                -----------
                                                  1,692,893
                                                -----------
              CONSUMER SERVICES -- 0.6%
     5,375    IAC/InterActiveCorp+ ............     118,358
                                                -----------
              DIVERSIFIED INDUSTRIAL -- 1.4%
     7,000    Bouygues SA .....................     262,560
                                                -----------
              ELECTRONICS -- 1.0%
     2,000    Rohm Co. Ltd. ...................     201,062
                                                -----------
              ENERGY AND UTILITIES -- 2.5%
    40,000    Kanto Natural Gas Development
                Co. Ltd. ......................     240,258
     7,000    Petroleo Brasileiro SA, ADR .....     246,750
                                                -----------
                                                    487,008
                                                -----------
              ENTERTAINMENT -- 5.9%
    36,200    Liberty Media Corp., Cl. A+ .....     315,664
    50,000    Publishing & Broadcasting Ltd. ..     496,179
    12,000    Time Warner Inc.+ ...............     193,680
     5,000    Vivendi Universal SA, ADR+ ......     128,650
                                                -----------
                                                  1,134,173
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              ENVIRONMENTAL SERVICES -- 0.7%
    15,000    Allied Waste Industries Inc.+ ... $   132,750
                                                -----------
              FINANCIAL SERVICES -- 6.9%
    30,000    Bank of Ireland .................     403,900
     7,000    Citigroup Inc. ..................     308,840
    45,000    Kinnevik Investment AB, Cl. B ...     363,142
    63,000    Nikko Cordial Corp. .............     255,510
                                                -----------
                                                  1,331,392
                                                -----------
              HEALTH CARE -- 12.7%
     8,208    GlaxoSmithKline plc .............     176,898
    13,600    Novartis AG .....................     633,875
     6,000    Roche Holding AG ................     619,845
     6,691    Sanofi-Aventis, ADR .............     244,957
   100,000    Sorin SpA+ ......................     283,177
     2,000    Synthes Inc. ....................     217,827
     6,000    Takeda Pharmaceutical Co. Ltd. ..     272,195
                                                -----------
                                                  2,448,774
                                                -----------
              HOTELS AND GAMING -- 1.0%
    10,000    Greek Organization of Football
                Prognostics SA ................     193,504
                                                -----------
              METALS AND MINING -- 14.9%
    17,726    Andsberg Ltd.+ ..................      15,740
    17,726    Antofagasta plc .................     362,782
    65,000    Gold Fields Ltd., ADR ...........     887,250
    10,000    Harmony Gold Mining Co. Ltd. ....     136,062
    51,000    Harmony Gold Mining Co. Ltd., ADR     694,620
    17,000    Newmont Mining Corp. ............     774,010
                                                -----------
                                                  2,870,464
                                                -----------
              PUBLISHING -- 1.5%
    20,000    Arnoldo Mondadori Editore SpA ...     189,282
    36,100    Independent News & Media plc ....      91,466
                                                -----------
                                                    280,748
                                                -----------
              RETAIL -- 1.3%
    10,000    Matsumotokiyoshi Co. Ltd. .......     252,688
                                                -----------
              TELECOMMUNICATIONS -- 10.7%
     3,000    ALLTEL Corp. ....................     164,730
    18,180    Citizens Communications Co. .....     243,430
    10,000    Deutsche Telekom AG, ADR+ .......     186,600
        53    KDDI Corp. ......................     257,270
     7,000    Manitoba Telecom Services Inc. ..     234,744
    10,500    Rogers Communications Inc., Cl. B     212,205
    10,500    Sprint Corp. ....................     211,365
    82,521    Telecom Italia SpA, RNC .........     189,097
     4,179    Telefonica SA, ADR ..............     188,013
     4,500    Verizon Communications Inc. .....     177,210
                                                -----------
                                                  2,064,664
                                                -----------

THE GABELLI GLOBAL OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 8.3%
    36,827    AT&T Wireless Services Inc.+ .... $   544,303
    13,000    Nextel Communications Inc.,
                Cl. A+ ........................     309,920
    20,000    Telefonica Moviles SA ...........     208,160
     2,300    Telephone & Data Systems Inc. ...     193,591
     1,500    United States Cellular Corp.+ ...      64,725
   113,964    Vodafone Group plc ..............     272,732
                                                -----------
                                                  1,593,431
                                                -----------
              TOTAL COMMON STOCKS .............  18,082,512
                                                -----------
   PRINCIPAL
    AMOUNT
   -------
              U.S. GOVERNMENT OBLIGATIONS -- 5.0%
  $973,000    U.S. Treasury Bills,
                1.553% to 1.700%++,
                10/07/04 to 12/23/04 ..........     972,207
                                                -----------
              TOTAL INVESTMENTS -- 99.0%
                (Cost $16,415,509) ............  19,054,719

              OTHER ASSETS AND LIABILITIES
                (NET) -- 1.0% .................     191,247
                                                -----------
              NET ASSETS -- 100.0% ............ $19,245,966
                                                ===========
----------------
              For Federal tax purposes:
              Aggregate cost .................. $16,415,509
                                                ===========
              Gross unrealized appreciation ... $ 4,347,728 Gross unrealized depreciation ... (1,708,518)
                                                -----------
              Net unrealized appreciation
                (depreciation) ................ $ 2,639,210
                                                ===========

----------------
+     Non-income producing security.
++    Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
RNC - Non-Convertible Savings Shares.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------   --------
Europe ...............................   38.4%  $ 7,320,177
North America ........................   36.7%    6,986,865
Japan ................................   13.3%    2,533,566
South Africa .........................    9.0%    1,717,932
Asia/Pacific .........................    2.6%      496,179
                                        ------  -----------
                                        100.0%  $19,054,719
                                        ======  ===========

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS -- 98.1%
              BROADCASTING -- 0.5%
    23,566    CanWest Global Communications
                Corp.+ ....................... $    184,051
    35,434    CanWest Global Communications Corp.,
                Cl. A+ .......................      276,349
     1,400    Claxson Interactive Group Inc.+         5,600
     7,000    Fisher Communications Inc.+ ....      336,000
    60,000    Paxson Communications Corp.+ ...       81,000
                                               ------------
                                                    883,000
                                               ------------
              BUSINESS SERVICES -- 0.7%
     9,000    Carlisle Holdings Ltd. .........       57,240
     4,000    Convergys Corp.+ ...............       53,720
    13,000    Donnelley (R.H.) Corp.+ ........      641,680
    59,500    Group 4 Securicor plc+ .........      124,896
    15,000    TPG NV, ADR ....................      367,500
                                               ------------
                                                  1,245,036
                                               ------------
              CABLE -- 3.3%
    80,000    Adelphia Communications Corp.,
                Cl. A+ .......................       29,600
    19,065    Austar United Communications
                Ltd.+ ........................       11,876
    55,000    Cablevision Systems Corp.,
                Cl. A+ .......................    1,115,400
    72,000    Charter Communications Inc.,
                Cl. A+ .......................      191,520
    44,000    Comcast Corp., Cl. A+ ..........    1,242,560
    24,000    Comcast Corp., Cl. A, Special+ .      670,080
    14,000    Cox Communications Inc., Cl. A+       463,820
    29,100    Liberty Media International Inc.,
                Cl. A+ .......................      970,834
    18,000    Mediacom Communications Corp.,
                Cl. A+ .......................      117,540
   166,642    UnitedGlobalCom Inc., Cl. A+ ...    1,244,816
                                               ------------
                                                  6,058,046
                                               ------------
              COMMUNICATIONS EQUIPMENT -- 2.7%
    50,000    Agere Systems Inc., Cl. B+ .....       51,000
    15,000    Andrew Corp.+ ..................      183,600
       500    Avaya Inc.+ ....................        6,970
   100,000    Champion Technology Holdings Ltd.      16,029
    25,000    Communications Systems Inc. ....      208,000
     1,200    Copper Mountain Networks Inc.+ .        4,200
     3,200    Ericsson (L.M.) Telephone Co.,
                Cl. B, ADR+ ..................       99,968
    75,000    Furukawa Electric Co. Ltd.+ ....      293,971
   100,000    GN Store Nord A/S ..............    1,009,747
    15,000    JDS Uniphase Corp.+ ............       50,550
     1,000    L-3 Communications Holdings Inc.       67,000
    60,000    Lucent Technologies Inc.+ ......      190,200
    85,000    Motorola Inc. ..................    1,533,400
    28,000    Nokia Corp., ADR ...............      384,160
    45,000    Nortel Networks Corp.+ .........      153,000
    22,000    Scientific-Atlanta Inc. ........      570,240
       750    Siemens AG, ADR ................       55,275
   300,000    Time Engineering Berhad+ .......       57,237
                                               ------------
                                                  4,934,547
                                               ------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMPUTER SOFTWARE AND SERVICES -- 0.1%
     2,000    America Online Latin America Inc.,
                Cl. A+ ....................... $        880
     6,000    Covad Communications Group Inc.+       10,080
     3,230    EarthLink Inc.+ ................       33,269
     1,000    Geoworks Corp.+ ................           25
        21    Korea Thrunet Co. Ltd., Cl. A+ .            1
    18,000    Net2Phone Inc.+ ................       57,960
    20,000    NorthPoint Communications
                Group Inc.+ ..................           20
    12,000    T-Online International AG+ .....      130,261
     5,852    Telecom Italia Media SpA+ ......        1,919
     1,000    Via Net.Works Inc.+ ............          650
                                               ------------
                                                    235,065
                                               ------------
              DIVERSIFIED INDUSTRIAL -- 1.6%
    67,730    Bouygues SA ....................    2,540,453
    50,000    Hutchison Whampoa Ltd. .........      391,124
                                               ------------
                                                  2,931,577
                                               ------------
              ELECTRONICS -- 0.0%
     2,000    TiVo Inc.+ .....................       13,240
     1,000    Vishay Intertechnology Inc.+ ...       12,900
                                               ------------
                                                     26,140
                                               ------------
              ENERGY AND UTILITIES -- 0.4%
     3,000    E.ON AG ........................      221,325
    14,000    SCANA Corp. ....................      522,760
     3,000    SJW Corp. ......................       99,060
                                               ------------
                                                    843,145
                                               ------------
              ENTERTAINMENT -- 5.7%
   400,000    Gemstar-TV Guide International
                Inc.+ ........................    2,260,000
   480,000    Liberty Media Corp., Cl. A+ ....    4,185,600
    15,000    Metromedia International
                Group Inc.+ ..................        7,350
   130,000    Time Warner Inc.+ ..............    2,098,200
    80,000    Vivendi Universal SA, ADR+ .....    2,058,400
                                               ------------
                                                 10,609,550
                                               ------------
              EQUIPMENT AND SUPPLIES -- 0.2%
     1,000    Amphenol Corp., Cl. A+ .........       34,260
    15,000    ThyssenKrupp AG ................      292,306
                                               ------------
                                                    326,566
                                               ------------
              PUBLISHING -- 0.3%
     1,500    Media General Inc., Cl. A ......       83,925
     1,000    News Corp. Ltd., ADR ...........       32,870
    15,428    Seat Pagine Gialle SpA .........        5,001
    18,000    Telegraaf Holdingsmij - CVA ....      406,881
                                               ------------
                                                    528,677
                                               ------------
              SATELLITE -- 2.8%
     1,500    Asia Satellite Telecommunications
                Holdings Ltd., ADR ...........       29,100
     1,500    British Sky Broadcasting
                Group plc, ADR ...............       52,440
   140,000    DIRECTV Group Inc.+ ............    2,462,600

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS (CONTINUED)
              SATELLITE (CONTINUED)
    70,000    EchoStar Communications Corp.,
                Cl. A+ ....................... $  2,178,400
     3,000    Lockheed Martin Corp. ..........      167,340
    40,000    Loral Space & Communications
                Ltd.+ ........................        2,000
     2,524    Orbital Sciences Corp.+ ........       28,824
    10,000    Pegasus Communications Corp.,
                Cl. A+ .......................       75,000
     8,000    PT Indosat Tbk, ADR ............      192,000
                                                -----------
                                                  5,187,704
                                                -----------
              TELECOMMUNICATIONS: BROADBAND -- 0.3%
    11,000    Allegiance Telecom Inc.+ .......           51
    15,000    ATX Communications Inc.+ .......        1,050
     3,000    Choice One Communications Inc.+            45
     6,720    Colt Telecom Group plc, ADR+ ...       20,832
     2,000    Davel Communications Inc.+ .....           14
    10,000    E.Spire Communications Inc.+ ...            7
    18,000    Golden Telecom Inc. ............      513,540
    22,422    McLeodUSA Inc., Cl. A+ .........        9,641
     6,000    Time Warner Telecom Inc., Cl. A+       28,800
                                                -----------
                                                    573,980
                                                -----------
              TELECOMMUNICATIONS: LONG DISTANCE -- 8.1%
    45,000    AT&T Corp. .....................      644,400
     1,000    Call-Net Enterprises Inc.+ .....        2,244
     5,200    Embratel Participacoes SA, ADR .       59,176
    80,000    General Communication Inc.,
                Cl. A+ .......................      724,000
    37,000    IDT Corp.+ .....................      539,460
    35,000    IDT Corp., Cl. B+ ..............      526,050
       600    KDDI Corp. .....................    2,912,489
    60,000    Philippine Long Distance Telephone
                Co., ADR+ ....................    1,502,400
   395,000    Sprint Corp. ...................    7,951,350
                                                -----------
                                                 14,861,569
                                                -----------
              TELECOMMUNICATIONS: NATIONAL -- 21.6%
    43,000    BT Group plc, ADR ..............    1,416,850
17,415,054    Cable & Wireless Jamaica Ltd. ..      483,120
    20,000    Cable & Wireless plc ...........       35,377
   115,000    Cable & Wireless plc, ADR ......      604,900
    25,000    Cesky Telecom AS ...............      331,550
    75,000    China Unicom Ltd., ADR .........      585,000
   150,000    Compania de Telecomunicaciones de
                Chile SA, ADR ................    1,663,500
   300,000    Deutsche Telekom AG, ADR+ ......    5,598,000
   185,000    Elisa Corp.+ ...................    2,447,060
    40,000    France Telecom SA, ADR .........    1,000,000
     5,507    Hellenic Telecommunications
                Organization SA ..............       74,006
    37,000    Hellenic Telecommunications
                Organization SA, ADR .........      247,160
    18,000    Hungarian Telephone &
                Cable Corp.+ .................      171,180
    57,000    KPN NV, ADR ....................      425,790
    10,000    KT Corp., ADR ..................      180,700
       500    Magyar Tavkozlesi Rt, ADR ......       10,220
       237    Nippon Telegraph &
                Telephone Corp. ..............      944,000

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
    22,000    Nippon Telegraph & Telephone
                Corp., ADR ................... $    439,560
     2,000    Pakistan Telecommunications Co.
                Ltd., GDR (a) ................      147,486
   100,000    PCCW Ltd.+ .....................       66,042
    68,000    Portugal Telecom SGPS SA, ADR ..      748,000
    18,360    PT Telekomunikasi Indonesia, ADR      324,788
    10,000    Rostelecom, ADR ................      135,300
   928,580    Singapore Telecommunications
                Ltd. .........................    1,290,614
   117,000    Swisscom AG, ADR ...............    4,062,240
    60,000    TDC A/S, ADR ...................    1,057,800
    25,000    Telecom Corp. of New Zealand
                Ltd., ADR ....................      795,250
   570,000    Telecom Italia SpA .............    1,759,237
    35,000    Telecom Italia SpA, ADR ........    1,076,600
   108,000    Telefonica SA, ADR .............    4,858,920
     6,117    Telefonica SA, BDR .............       91,145
    51,000    Telefonos de Mexico SA de
                CV, Cl. L, ADR ...............    1,645,770
    46,604    Telekom Austria AG .............      652,913
   339,000    Telekom Malaysia Berhad ........      999,158
     3,356    Telemar Norte Leste SA .........       58,980
   666,336    TeliaSonera AB .................    3,240,061
     2,400    Telstra Corp. Ltd., ADR ........       40,632
     8,075    Thai Telephone & Telecom,
                GDR+ (a) .....................        2,261
                                                -----------
                                                 39,711,170
                                                -----------
              TELECOMMUNICATIONS: REGIONAL -- 23.3%
    78,000    Aliant Inc. ....................    1,579,661
    48,000    ALLTEL Corp. ...................    2,635,680
    13,500    Atlantic Tele-Network Inc. .....      388,800
   185,000    BCE Inc. .......................    4,005,250
    75,000    BellSouth Corp. ................    2,034,000
    12,000    Brasil Telecom Participacoes
                SA, ADR ......................      388,800
       952    Brasil Telecom SA ..............            4
   120,000    CenturyTel Inc. ................    4,108,800
   275,000    Cincinnati Bell Inc.+ ..........      959,750
   242,700    Citizens Communications Co. ....    3,249,753
    65,000    Commonwealth Telephone
                Enterprises Inc.+ ............    2,830,750
    50,060    D&E Communications Inc. ........      575,690
   170,000    First Pacific Co. Ltd.+ ........       47,416
    20,000    First Pacific Co. Ltd., ADR+ ...       27,892
     9,000    Manitoba Telecom Services Inc.,
                Cl. B+ .......................      301,514
   490,000    Qwest Communications
                International Inc.+ ..........    1,631,700
   220,000    Rogers Communications Inc.,
                Cl. B ........................    4,446,200
    85,000    SBC Communications Inc. ........    2,205,750
    11,000    Shenandoah Telecommunications Co.     281,710
    25,693    Tele Norte Leste Participacoes
                SA, ADR ......................      339,919
   217,000    Telecom Argentina SA,
                Cl. B, ADR+ ..................    2,369,640
    57,700    Telefonica de Argentina SA, ADR+      458,715
    13,421    TELUS Corp. ....................      277,848
    36,579    TELUS Corp., ADR ...............      757,275
   130,000    TELUS Corp., Non-Voting ........    2,516,692
 1,000,000    True Corp. plc+ ................      129,149
   110,000    Verizon Communications Inc. ....    4,331,800
                                                -----------
                                                 42,880,158
                                                -----------

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              COMMON STOCKS (CONTINUED)
              WIRELESS COMMUNICATIONS -- 26.5%
    38,000    ABC Communications Holdings Ltd.  $     2,534
    84,000    America Movil SA de CV,
                Cl. L, ADR ...................    3,278,520
   430,000    AT&T Wireless Services Inc.+ ...    6,355,400
    50,000    Centennial Communications Corp.+      294,000
    80,000    China Mobile (Hong Kong)
                Ltd., ADR ....................    1,224,000
    70,000    CP Pokphand Co. Ltd., ADR+ .....       32,319
    60,000    Dobson Communications Corp.,
                Cl. A+ .......................       79,800
    10,000    Easycall International Ltd.+ ...          674
   240,000    Europolitan Vodafone AB+ .......    1,549,408
     3,500    Grupo Iusacell SA de CV, ADR+ ..       28,210
    26,000    Himachal Futuristic Communications
                Ltd.+ (a)(b) .................       18,899
    46,001    Microcell Telecommunications
                Inc., Cl. B+ .................    1,294,009
     2,000    Millicom International
                Cellular SA+ .................       36,400
   700,000    mm02 plc+ ......................    1,244,526
    85,000    mm02 plc, ADR+ .................    1,508,750
       200    Mobile Telesystems, ADR ........       28,998
   140,000    Nextel Communications Inc.,
                Cl. A+ .......................    3,337,600
    72,000    Nextel Partners Inc., Cl. A+ ...    1,193,760
     1,500    NTT DoCoMo Inc. ................    2,545,026
    94,500    Price Communications Corp.+ ....    1,441,125
    63,600    Rogers Wireless Communications Inc.,
                Cl. B+ .......................    1,997,676
    42,000    Rural Cellular Corp., Cl. A+ ...      289,380
    90,000    SK Telecom Co. Ltd., ADR .......    1,750,500
     4,430    Tele Celular Sul Participacoes
                SA, ADR ......................       63,216
     7,666    Tele Centro Oeste Celular
                Participacoes SA, ADR ........       78,193
       460    Tele Leste Celular Participacoes
                SA, ADR+ .....................        7,038
       460    Tele Norte Celular Participacoes
                SA, ADR                               4,388
   970,000    Telecom Italia Mobile SpA ......    5,228,591
     1,150    Telemig Celular Participacoes
                SA, ADR ......................       32,752
    75,000    Telephone & Data Systems Inc. ..    6,312,750
 5,272,417    Telesp Celular Participacoes SA+        9,276
     9,200    Telesp Celular Participacoes
                SA, ADR+ .....................       56,856
    20,000    Total Access Communications plc+       67,200
     6,000    Triton PCS Holdings Inc., Cl. A+       15,360
    70,500    United States Cellular Corp.+ ..    3,042,075
    20,000    Vimpel-Communications, ADR+ ....    2,176,000
    40,000    Vodafone Group plc, ADR ........      964,400
    50,000    Western Wireless Corp., Cl. A+ .    1,285,500
                                                -----------
                                                 48,875,109
                                                -----------
              TOTAL COMMON STOCKS ............  180,711,039
                                                -----------

                                                   MARKET
     SHARES                                        VALUE*
     ------                                        ------
              PREFERRED STOCKS -- 0.6%
              PUBLISHING -- 0.3%
    18,000    News Corp. Ltd., Pfd., ADR ..... $    563,940
                                               ------------
              TELECOMMUNICATIONS -- 0.3%
    43,983    Brasil Telecom SA, Pfd. ........          175
     9,000    Philippine Long Distance
                Telephone Co.,
                $3.50 Cv. Pfd., Ser. III .....      449,775
                                               ------------
                                                    449,950
                                               ------------
              WIRELESS COMMUNICATIONS -- 0.0%
       501    Celular CRT Participacoes SA, Pfd.        111
19,593,149    Tele Sudeste Celular Participacoes
                SA, Pfd. .....................       49,548
   197,928    Telesp Celular Participacoes
                SA, Pfd.+ ....................          484
                                                -----------
                                                     50,143
                                                -----------
              TOTAL PREFERRED STOCKS .........    1,064,033
                                                -----------
              RIGHTS -- 0.0%
              TELECOMMUNICATIONS -- 0.0%
   315,789    TelecomAsia Corp. plc Rights+ ..            0
                                                -----------
              WARRANTS -- 0.0%
              COMMUNICATIONS EQUIPMENT -- 0.0%
    18,944    Champion Technology Holdings Ltd.
                Warrants Expire 02/07/05+ ....          433
                                                -----------
              TOTAL INVESTMENTS -- 98.7%
                (Cost $151,722,154) ..........  181,775,505

              OTHER ASSETS AND LIABILITIES
                (NET) -- 1.3% ................    2,391,932
                                               ------------
              NET ASSETS -- 100.0% ........... $184,167,437
                                               ============

THE GABELLI GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------

----------------
              For Federal tax purposes:
              Aggregate cost ................. $151,722,154
                                               ============
              Gross unrealized appreciation .. $ 46,324,809 Gross unrealized depreciation .. (16,271,458)
                                               ------------
              Net unrealized appreciation
                (depreciation) ............... $ 30,053,351
                                               ============

----------------
 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the market value of Rule 144A securities amounted to $168,646 or 0.1% of total net assets. At September 30, 2004, the Fund held investments in restricted and illiquid securities that were valued under approved methods by the Board, as follows:

                                ACQUISITION
  SHARES   ISSUER                  DATE       COST      VALUE
  ------   ------               -----------   ----      ------
  26,000   Himachal Futuristic
             Communications Ltd.  08/01/95  $141,200 . $ 18,899
                                                       --------
  TOTAL RESTRICTED SECURITIES (0.01% OF NET ASSETS) .. $ 18,899
                                                       ========

(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At September 30, 2004, the market value of fair valued securities amounted to $18,899 or 0.0% of total net assets.
+     Non-income producing security.
ADR - American Depository Receipt.
BDR - Brazilian Depository Receipt.
GDR - Global Depository Receipt.
* Portfolio securities are valued at the last quoted sale price or closing values. If this is unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

                                         % OF
                                        MARKET      MARKET
GEOGRAPHIC DIVERSIFICATION               VALUE       VALUE
--------------------------             --------   --------
North America ........................   56.0% $101,726,063
Europe ...............................   28.0%   50,858,706
Latin America ........................    6.1%   11,092,421
Asia/Pacific .........................    6.0%   10,963,269
Japan ................................    3.9%    7,135,046
                                        ------ ------------
                                        100.0% $181,775,505
                                        ====== ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Global Series Funds, Inc.
            ------------------------------------

By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal Executive Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                                    Bruce N. Alpert, Principal
                                    Executive Officer & Principal
                                    Financial Officer


Date     November 26, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.